Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards may be granted by either the Human Capital Management and Compensation Committee or its delegate. The Human Capital Management and Compensation Committee only delegates authority to grant equity awards to employees who are not executive officers, and only in aggregate amounts not exceeding amounts approved by the Human Capital Management and Compensation Committee. The Board generally does not grant equity awards, although the Human Capital Management and Compensation Committee regularly reports its activity, including approval of grants, to the Board.
Timing of Grants and Option Exercise Price. Equity award grant values are determined in February at a regularly scheduled meeting of the Human Capital Management and Compensation Committee, and generally further grants are not made for the remainder of the year. These meetings occur approximately one month after the release of our earnings for the immediately preceding year. Annual equity awards are granted on the third business day after the filing of the Company’s Annual Report on Form 10-K based on grant values approved by the Human Capital Management and Compensation Committee at its February meeting. On limited occasions, grants may occur on an interim basis, primarily for the purpose of approving a compensation package for a newly hired or promoted executive officer. These grants are made on the second Friday of the second month of the quarter after the hire or promotion date; provided, however, that if the date of hire or promotion would fall within a Company imposed blackout period, the grant date will be the first business day following such blackout period. The timing of these grants is driven solely by the activity related to the need for hiring or promotion, not our stock price or the timing of any release of Company information. The exercise price of a newly granted stock option is the closing price on the New York Stock Exchange on the date of grant.

Award Timing Method	Equity award grant values are determined in February at a regularly scheduled meeting of the Human Capital Management and Compensation Committee, and generally further grants are not made for the remainder of the year. These meetings occur approximately one month after the release of our earnings for the immediately preceding year. Annual equity awards are granted on the third business day after the filing of the Company’s Annual Report on Form 10-K based on grant values approved by the Human Capital Management and Compensation Committee at its February meeting. On limited occasions, grants may occur on an interim basis, primarily for the purpose of approving a compensation package for a newly hired or promoted executive officer. These grants are made on the second Friday of the second month of the quarter after the hire or promotion date; provided, however, that if the date of hire or promotion would fall within a Company imposed blackout period, the grant date will be the first business day following such blackout period. The timing of these grants is driven solely by the activity related to the need for hiring or promotion, not our stock price or the timing of any release of Company information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Equity award grant values are determined in February at a regularly scheduled meeting of the Human Capital Management and Compensation Committee, and generally further grants are not made for the remainder of the year. These meetings occur approximately one month after the release of our earnings for the immediately preceding year. Annual equity awards are granted on the third business day after the filing of the Company’s Annual Report on Form 10-K based on grant values approved by the Human Capital Management and Compensation Committee at its February meeting. On limited occasions, grants may occur on an interim basis, primarily for the purpose of approving a compensation package for a newly hired or promoted executive officer. These grants are made on the second Friday of the second month of the quarter after the hire or promotion date; provided, however, that if the date of hire or promotion would fall within a Company imposed blackout period, the grant date will be the first business day following such blackout period. The timing of these grants is driven solely by the activity related to the need for hiring or promotion, not our stock price or the timing of any release of Company information.
MNPI Disclosure Timed for Compensation Value	false